Debt - Schedule of Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Jun. 15, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 13, 2023
Debt Instrument [Line Items]
Long-Term Debt, Maturity, Remainder of Fiscal Year		$ 0
Long-Term Debt, Maturity, Year One		0
Long-Term Debt, Maturity, Year Two		0
Long-Term Debt, Maturity, Year Three		78,165
Long-term debt, gross		78,165
Convertible Senior Notes | Convertible Debt
Debt Instrument [Line Items]
Debt instrument, face amount				$ 65,000
Paid-in-Kind notes issued	$ 1,703	5,012	$ 3,309
Debt, accrued PIK interest		$ 153	$ 159